Interest-bearing loans and borrowings	6 Months Ended
Jun. 30, 2025
Interest-Being Loans And Borrowings [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

(in thousands of USD)	Note	Bank loans	Other Notes	Lease liabilities	Other borrowings	Total
More than 5 years	—	360,928	—	184	528,109	889,221
Between 1 and 5 years	—	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year		1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	—	201,937	3,733	2,293	95,724	303,687
At January 1, 2025		1,652,806	202,620	3,744	763,085	2,622,255

New loans	—	2,061,396	—	2,463	413,305	2,477,164
Scheduled repayments	—	(249,981)	—	(7,171)	(171,895)	(429,047)
Early repayments	—	(453,035)	—	—	—	(453,035)
Acquisitions through business combinations	24	978,322	—	120,541	302,512	1,401,375
Transaction expenses		(7,948)	330	—	(2,996)	(10,614)
Other changes	—	7,839	—	—	482	8,321
Translation differences	—	23,565	—	119	1,619	25,303
Balance at June 30, 2025		4,012,964	202,950	119,696	1,306,112	5,641,722

More than 5 years	—	473,850	—	133	765,362	1,239,345
Between 1 and 5 years	—	3,186,448	199,217	3,975	434,817	3,824,457
More than 1 year		3,660,298	199,217	4,108	1,200,179	5,063,802
Less than 1 year	—	352,666	3,733	115,588	105,933	577,920
Balance at June 30, 2025		4,012,964	202,950	119,696	1,306,112	5,641,722

The amounts shown under "New Loans" and "Early Repayments" related to bank loans include drawdowns and repayments under revolving credit facilities during the year.
Bank loans
Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2025			December 31, 2024
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured Revolving loan 80.0M	EUR	SOFR + CAS + 1.45%	2026	93,542	80,000	80,081	83,112	27,500	27,505
Secured FSO loan 161.1M	USD	SOFR + 2.15%	2030	136,294	136,294	135,243	148,727	148,727	147,464
Secured vessels loan Refi - Revolving loan 1,341M*	USD	SOFR + 2.30% - 2.90%	2028	867,818	700,000	694,136	995,207	750,000	743,637
Secured vessels loan 129.75M	USD	SOFR + 1.28% - 1.73%	2038	25,950	25,950	26,094	25,950	25,950	26,102
Secured vessels Revolving loan 182.5M*	USD	SOFR + 2.20% - 2.80%	2029	130,999	128,999	127,785	169,500	167,250	165,691
Credit Line Belfius Windcat EUR 1.25M	EUR	SOFR + 1.83%	—	1,465	1,465	1,465	1,299	1,299	1,299
Credit Line KBC Windcat EUR 1.25M	EUR	SOFR + 2.40%	—	1,465	1,465	1,465	1,299	1,299	1,299
Loan BNPPF EUR 151.2M	EUR	Euribor + 1.00%	2038	117,361	104,700	105,199	86,925	86,925	87,510
Loan CEXIM I 152M	USD	SOFR + 2.06%	2036	151,993	69,965	67,802	72,504	72,504	70,309
Loan CEXIM II 280M	USD	SOFR + 2.06%	2035	279,910	182,535	175,217	189,216	189,216	183,163
Loan CEXIM III 224M	USD	SOFR + 2.06%	2038	224,000	130,667	128,834	115,733	115,733	112,330
Loan KBC/Belfius Windcat EUR 78M	EUR	Euribor + 3.25%	2027	91,396	51,080	51,132	49,426	43,921	43,623
Loan SocGen EUR 154.7M	EUR	Euribor + 1.00% Euribor + 0.90%	2037 2039	58,733	38,667	38,994	34,276	34,276	34,634
Loan SocGen EUR 8.8M	EUR	Euribor + 1.10%	2033	10,314	8,767	8,499	8,228	8,228	8,240
Secured vessels loan 392.7M	USD	SOFR + 1.75%	2040	94,248	94,248	95,224	—	—	—
1.4B Bridge Facility	USD	SOFR + 3.04%	2026	1,265,021	1,265,021	1,256,465	—	—	—
Secured vessels loan 2B Facility	USD	SOFR + 2.10% - 2.75%	2030	500,000	141,896	139,800	—	—	—
Loan 1,400 TEU 26.3M	USD	SOFR + 3.75% EURIBOR + 3.55%	2032	26,325	2,025	2,025	—	—	—
Loan DNB 275M	USD	SOFR + 1.90%	2027	208,659	208,659	208,455	—	—	—
Loan Danske Bank 250M	USD	SOFR + 1.80%	2028	147,321	147,321	147,312	—	—	—

Loan Credit Suisse 80M	USD	SOFR + 1.80%	2030	72,000	72,000	72,197	—	—	—
Loan KfW 40M	USD	SOFR + 1.75%	2030	36,500	36,500	36,598	—	—	—
Loan ING 360M	USD	SOFR + 1.75%	2033	268,360	268,360	268,398	—	—	—
Loan DNB 150M	USD	SOFR + 1.65%	2029	145,064	145,064	144,544	—	—	—
Total interest-bearing bank loans				4,954,739	4,041,648	4,012,964	1,981,402	1,672,828	1,652,806

* The total amount available under the revolving loan facilities depends on the total value of the fleet of tankers securing the facility.
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.
Other notes

(in thousands of USD)				June 30, 2025			December 31, 2024
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	202,950	200,000	200,000	202,620
Total other notes				200,000	200,000	202,950	200,000	200,000	202,620

On March 18, 2022, the Financial Supervisory Authority of Norway approved the listing on the Oslo Stock
Exchange of Euronav Luxembourg S.A.’s USD 200 million senior unsecured bonds due September 2026.
Other borrowings
On June 6, 2017, the Group signed an agreement with BNP to act as dealer for a Treasury Notes Program with a maximum outstanding amount of 50 million Euro. On October 1, 2018, KBC was appointed as an additional dealer in the agreement and the maximum amount was increased from 50 million Euro to
150 million Euro. As of June 30, 2025, the outstanding amount was $35.2 million or 30.1 million Euro
(December 31, 2024: $63.0 million or 60.6 million Euro). The Treasury Notes are issued on an as needed basis with different durations and initial pricing is set to 60 bps over Euribor. The Company enters into FX forward contracts to manage the transaction risks related to these instruments issued in Euro compared to the USD Group currency. The FX contracts have a same nominal amount and duration as the issued
Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On June 30, 2025, the fair value of these forward contracts amounted to $0.1 million.
Due to the acquisition and consolidation of Golden Ocean Group as per March, 2025, $300.0 million of sale and leaseback arrangements were entered into the Group. The sale and leaseback financing agreements have a term of between 7 and 10 years, from the delivery of the respective vessels, in the case of newbuilds. They carry an interest rate of SOFR plus 1.85% to 2.00%. At the end of the bareboat contract, the Company has a purchase option or a purchase obligation. As at June 2025, the outstanding balance under these facilities was $292.2 million. In relation to the sale and leaseback arrangements, the total outstanding balance as at June 30, 2025 was $1,266.4 million.
Golden Ocean receives services from Front Ocean in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter. Costs are allocated based on a cost plus mark-up model. As of June 30, 2025, the outstanding amount was $4.5 million.
The future capital payments for these leaseback agreements are as follows:

(in thousands of USD)	June 30, 2025	December 31, 2024

Less than one year	65,909	31,701
Between one and five years	439,271	141,251
More than five years	771,425	531,385
Total future capital payables	1,276,605	704,337